SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2025
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Summary of options and warrants over ordinary shares have been granted by the company and are outstanding

The following table summarizes share-based compensation expense for the years ended December 31, 2025 and 2024:

	2025	2024
Stock options	156	1,958
Restricted stock units	2,480	1,801
	2,636	3,759

	Number of	Weighted
	options and	average exercise
	warrants ‘000	price £
At 1 January 2025	63,549	0.17
Granted	—	—
Exercised	—	—
Lapsed	(1,681)	0.54
Outstanding at 31 December 2025	61,868	0.16

Exercisable at 31 December 2025	61,868	0.16

Summary of fair value of options and warrants determined using the black-scholes option pricing model

	2025	2024
Grant date share price £	—	0.115
Exercise price £	—	0.1125
Volatility	—%	113%
Life	—	5 years
Risk free rate	—%	3.9%
Dividend yield	—%	—%

Restricted Stock Units
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Schedule of outstanding awards

	2025
			Weighted Average
	Number of	Weighted Average	Remaining Vesting
	Awards	Grant Date Price £	Period (months)
Outstanding at beginning of period	8,789	0.13	—
Granted during the period	—	—	—
Vested during the period	(4,192)	0.13	—
Forfeited during the period	(4,597)	0.13	—
Outstanding at the end of period	—	—	—

	2024
			Weighted Average
	Number of	Weighted Average	Remaining Vesting
	Awards ‘000’s	Grant Date Price £	Period (months)
Outstanding at beginning of period	6,700	0.12	—
Granted during the period	7,274	0.15	—
Vested during the period	(3,163)	0.12	—
Forfeited during the period	(2,022)	0.14	—
Outstanding at the end of period	8,789	0.13	22

Performance Stock Units
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Schedule of outstanding awards

	2025
			Weighted Average
	Number of	Weighted Average	Remaining Vesting
American Depository Shares	Awards ‘000	Grant Date Price $	Period (months)
Outstanding at beginning of the period	2,850	1.15	23
Granted during the period
Forfeited during the period	(2,850)	1.15	21
Outstanding at the end of period	—	—	—

			Weighted Average
	Number of	Weighted Average	Remaining Vesting
Ordinary Shares	Awards ‘000	Grant Date Price £	Period (months)
Outstanding at beginning of the period	—	—	—
Granted during the period	22,250	0.03	36
Forfeited during the period	(22,250)	0.03	27
Outstanding at the end of period	—	—	—

	2024
			Weighted Average
	Number of	Weighted Average	Remaining Vesting
	Awards	Grant Date Price £	Period (months)
Outstanding at beginning of the period	2,850,000	1.15
Vested during the period	(237,500)	—
Forfeited during the period	—	—
Outstanding at the end of period	2,612,500	1.15	35